Income Taxes - Additional information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax expense (benefit)	$ 31	$ (15)	$ 208	$ 1,205
Statutory tax rate	21.00%	21.00%	21.00%	21.00%
Change in valuation allowance			$ 3,428	$ 3,583
Interest Limitation Carryforwards			133
State and Local Jurisdiction
Income Taxes
State net operating loss carryforward			22,416
Net operating losses, subject to expiration			20,218
Net operating losses, Not subject to expiration			2,198
Domestic Tax Authority
Income Taxes
U.S. net operating loss carryforwards			16,771
Net operating losses, Not subject to expiration			$ 16,771